CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021
Cash flows from operating activities:
Net income	$ 33,088	$ 61,132
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	142,174	142,062
Share-based compensation expense	4,216	5,402
Income from unconsolidated joint venture	(801)	(798)
Distributions from unconsolidated joint venture	1,565	1,565
Impairment	0	16,825
Loss (gain) on sale of real estate, net	4	(32,753)
Loss on extinguishment of debt, net	3,615	0
Changes in operating assets and liabilities:
Receivables and other assets, net	(8,445)	10,540
Accounts payable and accrued liabilities	(22,188)	(8,552)
Security deposits, prepaid rent and other liabilities	(775)	(4,496)
Net cash provided by operating activities	152,453	190,927
Cash flows from investing activities:
Investments in real estate	(25,855)	(50,628)
Development of real estate	(22,478)	(33,983)
Proceeds from the sale of real estate	26,791	65,349
Capital expenditures	(54,954)	(53,471)
Collection of real estate notes receivable	0	15,405
Loan origination fees	325	0
Advances on real estate notes receivable	(3,734)	(61,020)
Net cash used in investing activities	(79,905)	(118,348)
Cash flows from financing activities:
Borrowings on unsecured revolving credit facility	150,000	100,000
Payments on unsecured revolving credit facility	(85,000)	(55,000)
Deferred financing costs	(7,154)	0
Repurchase and cancellation of common stock	(1,646)	(3,377)
Dividends paid	(148,826)	(140,022)
Distributions paid to non-controlling interest of limited partners	(2,718)	(2,607)
Net cash used in financing activities	(95,344)	(101,006)
Net change in cash, cash equivalents and restricted cash	(22,796)	(28,427)
Cash, cash equivalents and restricted cash - beginning of period	57,069	118,765
Cash, cash equivalents and restricted cash - end of period	34,273	90,338
Healthcare Trust of America Holdings, LP (HTALP)
Cash flows from operating activities:
Net income	33,088	61,132
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	142,174	142,062
Share-based compensation expense	4,216	5,402
Income from unconsolidated joint venture	(801)	(798)
Distributions from unconsolidated joint venture	1,565	1,565
Impairment	0	16,825
Loss (gain) on sale of real estate, net	4	(32,753)
Loss on extinguishment of debt, net	3,615	0
Changes in operating assets and liabilities:
Receivables and other assets, net	(8,445)	10,540
Accounts payable and accrued liabilities	(22,188)	(8,552)
Security deposits, prepaid rent and other liabilities	(775)	(4,496)
Net cash provided by operating activities	152,453	190,927
Cash flows from investing activities:
Investments in real estate	(25,855)	(50,628)
Development of real estate	(22,478)	(33,983)
Proceeds from the sale of real estate	26,791	65,349
Capital expenditures	(54,954)	(53,471)
Collection of real estate notes receivable	0	15,405
Loan origination fees	325	0
Advances on real estate notes receivable	(3,734)	(61,020)
Net cash used in investing activities	(79,905)	(118,348)
Cash flows from financing activities:
Borrowings on unsecured revolving credit facility	150,000	100,000
Payments on unsecured revolving credit facility	(85,000)	(55,000)
Deferred financing costs	(7,154)	0
Repurchase and cancellation of general partner units	(1,646)	(3,377)
Distributions paid to general partner	(148,826)	(140,022)
Distributions paid to limited partners and redeemable non-controlling interests	(2,718)	(2,607)
Net cash used in financing activities	(95,344)	(101,006)
Net change in cash, cash equivalents and restricted cash	(22,796)	(28,427)
Cash, cash equivalents and restricted cash - beginning of period	57,069	118,765
Cash, cash equivalents and restricted cash - end of period	$ 34,273	$ 90,338